Payments, Details - 12 months ended Dec. 31, 2023 - USD ($)	Amount	Type	Country	Govt.	Project
#: 1
	$ 1,060,000	Royalties	BRAZIL	National Department of Mineral Production	Maracs Menchen Mine
#: 2
	$ 1,690,000	Taxes	BRAZIL	Federal Revenue of Brazil	Maracs Menchen Mine